Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Basis of Presentation
Schedule of calculation of earnings per share

	Unaudited
	For the Three Months
	Ended September 30,
	2024	2023

Net income applicable to common stock	$174,907	$86,197

Average number of shares outstanding	2,109,855	2,121,516
Less: Average unallocated ESOP shares	74,724	78,220

Average number of common shares outstanding used to calculate basic earnings per share	2,035,131	2,043,296
Effect of dilutive restricted stock awards	—	3,053
Average number of common shares outstanding used to calculate diluted earnings per share	2,035,131	2,046,349

Earnings per common share:
Basic	$0.09	$0.04
Diluted	0.09	0.04

	Years Ended June 30,
	2024	2023
Net income (loss) applicable to common stock	$(186,994)	$1,672,070

Average number of shares outstanding	2,119,189	2,189,017
Less: Average unallocated ESOP shares	76,909	80,405

Average number of common shares outstanding used to calculate basic earnings per share	2,042,280	2,108,612
Effect of dilutive restricted stock awards	—	3,897

Average number of common shares outstanding used to calculate dilutive earnings per share	2,042,280	2,112,509

Earnings (loss) per common share:
Basic	$(0.09)	$0.79
Diluted	(0.09)	0.79

Schedule of impact of adopting ASC 326

	June 30, 2023	July 1, 2023	July 1, 2023
	As Previously		As Reported
	Reported	Impact of	Under
	(Incurred Loss)	ASC 326	ASC 326
Assets:
Loans, net	$197,713,756	$175,000	$197,888,756

Deferred income taxes, net	486,916	(34,923)	451,993

Liabilities:
Reserve for credit losses on unfunded commitments (included in other liabilities)	—	(6,702)	(6,702)

Total equity:	$31,279,518	$133,375	$31,412,893